Fair Value Measurements - Summary of Fair Value Measurement Inputs and Valuation Techniques (Details) - Panacea Acquisition Corp [Member] - $ / shares		8 Months Ended
	Jul. 06, 2020	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 8.50	$ 11.60
Strike price	$ 11.50	$ 11.50
Term(In Years)	5 years	5 years
Volatility	40.00%	40.00%
Risk-free rate	0.46%	0.38%
Dividend yield	0.00%	0.00%
Fair value of warrants	1.60	3.22
Fair value of FPA liability	1.25	2.09